Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases

As of December 31, 2020, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2021	9,318
2022	4,707
2023	1,495
2024 and after	—
15,520